Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable statutory tax rate	26.80%	26.80%
Deferred tax asset	$ (5,927)	$ (5,108)	$ (4,773)
Non-capital tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	1,636	281
Deferred tax asset	397	73	$ 36
Unused tax losses for which no deferred tax asset recognised	4	4
Non-capital Loss Carryforwards With Deferred Tax Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	1,632	277
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	$ 54	$ 55